8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2024, 2023 and 2022 were:

	2024	2023	2022
Risk-free interest rate	2.86%	n/a	0.88%
Expected life	3 years	n/a	3 years
Expected volatility	137.47%	n/a	161.98%
Expected dividend yield	nil	n/a	nil